Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 554	$ 2,668
Trade accounts receivable	72	107
Prepayments and other	1,070	435
Due from related parties (Note 6)	58
Inventories	478	402
Prepaid bareboat charter hire	1,617	1,657
Total current assets	3,849	5,269
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 4)	8,717	25,098
Vessels, net (Note 5)	95,878	32,044
Other fixed assets, net	1,221	1,333
Total fixed assets	105,816	58,475
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire	7,763	8,512
Restricted cash	4,240	1,750
Total non-current assets	12,003	10,262
Total assets	121,668	74,006
CURRENT LIABILITIES:
Current portion of long-term debt (Note 8)	5,805	1,318
Debt from related parties (Note 8)	7,050	3,850
Due to related parties (Note 6)		1,575
Accounts payable	2,539	4,940
Accrued liabilities	5,802	5,896
Unearned revenue	1,516
Total current liabilities	22,712	17,579
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 12)	1,996	3,216
Non-current portion of long term debt (Note 8)	58,372	19,058
Total non-current liabilities	60,368	22,274
COMMITMENTS AND CONTINGENCIES (Note 9)
Total liabilities	83,080	39,853
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,077,895 and 3,552,381 shares issued and outstanding at December 31, 2015 and June 30, 2016	36	21
Additional paid-in capital	322,555	318,425
Accumulated deficit	(284,003)	(284,293)
Total stockholders’ equity	38,588	34,153
Total liabilities and stockholders’ equity	$ 121,668	$ 74,006